Dividends	12 Months Ended
Sep. 30, 2014
Other Liabilities Disclosure [Abstract]
Dividends

Note 20 — Dividends

The Company’s Board of Directors declared the following dividends during the fiscal years ended September 30, 2014, 2013 and 2012:

Declaration Date	Dividends Per Ordinary Share	Record Date	Total Amount	Payment Date
July 29, 2014	$0.155	September 30, 2014	$24,291	October 17, 2014
April 30, 2014	$0.155	June 30, 2014	$24,576	July 18, 2014
January 29, 2014	$0.155	March 31, 2014	$24,799	April 17, 2014
November 5, 2013	$0.130	December 31, 2013	$20,752	January 17, 2014
July 31, 2013	$0.130	September 30, 2013	$20,812	October 18, 2013
April 30, 2013	$0.130	June 28, 2013	$20,929	July 19, 2013
January 30, 2013	$0.130	March 28, 2013	$20,927	April 19, 2013
November 6, 2012	$0.130	December 31, 2012	$21,032	January 18, 2013
August 1, 2012	$0.130	September 28, 2012	$21,120	October 19, 2012

The amount payable as a result of the July 29, 2014 declaration was included in accrued expenses and other current liabilities as of September 30, 2014.

On November 4, 2014, the Company’s Board of Directors approved the next quarterly dividend payment, at the rate of $0.155 per share, and set December 31, 2014 as the record date for determining the shareholders entitled to receive the dividend, which is payable on January 16, 2015.

On November 4, 2014, the Company’s Board of Directors also approved, subject to shareholder approval at the January 2015 annual general meeting of shareholders, an increase in the quarterly cash dividend to $0.17 per share, anticipated to be paid in April 2015.